Stock-Based Compensation	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
Amendment to Stock Incentive Plan
During the second quarter of 2016, the Board of Directors of the Parent amended the Advanced Disposal Waste Holdings Corp. 2012 Stock Incentive Plan (the 2012 Plan) to allow for the grant of performance shares, restricted shares, restricted share units, and other equity awards in addition to stock options and stock purchase rights as originally provided for under the 2012 Plan.
Named Executive Officer (NEO) Grants
During the six months ended June 30, 2016, there were 637 NEO restricted stock grants under the 2012 Plan with a fair value of $1,158.29 per share. The restricted stock will vest in three equal installments over each of the first three anniversaries of the date of the grant. For the six months ended June 30, 2016, none of the NEO restricted stock was forfeited. As of June 30, 2016, there were 637 shares of restricted stock outstanding under the 2012 Plan.
During the six months ended June 30, 2016, there were 1,274 NEO performance share units (PSUs) issued under the 2012 Plan with a fair value of $1,158.29 per share. The PSU's will vest in full on the third anniversary of the date of the grant. The PSU's shall be measured based on the Parent's budget and are weighted as follows: EBITDA: 50%; Free Cash Flow: 30%; and Revenue: 20%. The measurement criteria begin with an attainment of 90% of the budget which results in vesting of 25% of the shares underlying the PSU's granted and ends with an attainment of 110% of the budget which results in vesting of 175% of the shares underlying the PSU's granted. Performance will be measured separately for each of the three years in the performance period and the total number of PSU's earned at the conclusion of the three year performance period will be the sum of the PSU's earned with respect to each individual year. For the six months ended June 30, 2016, none of the NEO PSU's were forfeited. As of June 30, 2016, there were 1,274 PSU's outstanding under the 2012 Plan.
During the six months ended June 30, 2016, there were 2,032 NEO option grants under the 2012 Plan. The options will vest in three equal installments over each of the first three anniversaries of the date of the grant. For the six months ended June 30, 2016, none of these NEO options were forfeited or exercised. As of June 30, 2016, there were 2,032 options outstanding under the NEO plan. The weighted average exercise price of outstanding NEO options was $1,158.29. The weighted average remaining contractual term for the outstanding NEO options was ten years as of June 30, 2016.
During the six months ended June 30, 2016, the Company and its Chief Executive Officer (CEO), entered into an amendment to the CEO's employment agreement. The amendment adjusts the performance criteria applicable to performance-based stock options that the CEO is eligible to earn with respect to 2016. Previously, the only applicable criterion was EBITDA; the amendment provides that the number of performance-based stock options earned will be based on EBITDA (50%) and free cash flow (50%). The amendment also clarifies that the full potential grant of performance-based stock options (covering up to 4,000 shares of Parent's common stock) is still available to be earned by the CEO.
Total unrecognized compensation expense for all of the above NEO grants (including the impact of the amendment to the CEO performance-based stock options) was approximately $3.7 as of June 30, 2016, which will be recognized over the next 3.5 years. For the six months ended June 30, 2016, compensation expense for all of the above NEO grants (including the impact of the amendment to the CEO performance-based stock options) was approximately $0.0 due to the awards being granted during the last week of the second quarter.
Annual Stock Option Grants
During the six months ended June 30, 2016, there were 11,656 annual grants under the 2012 Plan for employees other than the NEO's. For the six months ended June 30, 2016, 1,803 annual options were forfeited. No annual options were exercised for the six months ended June 30, 2016. Total unrecognized compensation expense for the annual awards was approximately $4.1 as of June 30, 2016, which will be recognized over the next 3.1 years.  For the six months ended June 30, 2016 and 2015, compensation expense for the annual options was $1.2 and $0.7, respectively.
Strategic Stock Option Grants
During the six months ended June 30, 2016, there were no strategic grant issuances under the 2012 Plan. For the six months ended June 30, 2016, 1,481 strategic options were forfeited. No strategic options were exercised for the six months ended June 30, 2016. Total unrecognized compensation expense for the strategic awards was approximately $1.6 as of June 30, 2016, which will be recognized over the next 2.9 years. For the six months ended June 30, 2016 and 2015, compensation expense for the strategic options was $0.4 and $0.5, respectively.